Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Tables)	12 Months Ended
Dec. 31, 2023
Deposit, Prepayment and Other Receivables, Net [Abstract]
Schedule of Deposits, prepayment, other receivables and deferred IPO cost, net	Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:
	December 31,
	2023	2022

Other receivables	$15,910	$30,295
Deposits	123,008	40,131
Prepayment	4,848	-
Deferred initial public offering “IPO” cost	373,677	-
Less: allowance for expected credit loss	(14)	(141)
	$517,429	$70,285

Schedule of Movement of Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(141)	$(115)
Reversal of provision (Provision)	127	(30)
Effect of currency translation adjustment	-	4
Ending balance	$(14)	$(141)